UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small/Mid Cap Growth Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 98.0%
Technology – 23.5%
Communications Technology – 4.5%
ADTRAN, Inc.	198,640	$6,410,113
Aruba Networks, Inc.(a)	251,278	5,505,501
Infinera Corp.(a)	491,700	4,027,023
Riverbed Technology, Inc.(a)	93,040	5,353,521

		21,296,158

Computer Services, Software & Systems – 11.8%
Aspen Technology, Inc.(a)	341,662	3,826,614
Concur Technologies, Inc.(a)	124,970	6,450,951
Fortinet, Inc.(a)	238,636	7,159,080
Informatica Corp.(a)	150,450	6,121,811
MICROS Systems, Inc.(a)	162,810	7,389,946
Red Hat, Inc.(a)	148,150	6,260,819
SuccessFactors, Inc.(a)	243,330	6,599,110
TIBCO Software, Inc.(a)	306,190	5,884,972
VeriFone Systems, Inc.(a)	173,588	5,872,482

		55,565,785

Production Technology Equipment – 1.1%
Teradyne, Inc.(a)	446,150	5,014,726

Semiconductors & Component – 6.1%
Atheros Communications, Inc.(a)	169,080	5,248,243
Fairchild Semiconductor International, Inc.(a)	556,000	6,266,120
Hittite Microwave Corp.(a)	74,900	3,870,083
Netlogic Microsystems, Inc.(a)	126,114	3,790,987
ON Semiconductor Corp.(a)	524,340	4,021,688
Skyworks Solutions, Inc.(a)	226,000	5,177,660

		28,374,781

		110,251,450

Consumer Discretionary – 20.1%
Advertising Agencies – 3.1%
Lamar Advertising Co.(a)	205,040	6,969,310
National CineMedia, Inc.	416,160	7,707,283

		14,676,593

Auto Parts – 1.4%
LKQ Corp.(a)	304,230	6,613,960

Diversified Retail – 1.6%
Dollar Tree, Inc.(a)	149,470	7,669,306

Education Services – 1.0%
Strayer Education, Inc.	33,895	4,739,538

Hotel/Motel – 3.2%
Orient-Express Hotels Ltd. - Class A(a)	564,620	7,148,089
Wyndham Worldwide Corp.	280,890	8,075,588

		15,223,677

Company	Shares	U.S. $ Value
Household Furnishings – 1.4%
Tempur-Pedic International, Inc.(a)	183,900	$6,344,550

Restaurants – 2.6%
Chipotle Mexican Grill, Inc. - Class A(a)	30,020	6,310,504
Panera Bread Co. - Class A(a)	64,530	5,776,080

		12,086,584

Specialty Retail – 5.8%
CarMax, Inc.(a)	272,410	8,441,986
Dick’s Sporting Goods, Inc.(a)	233,150	6,719,383
NetFlix, Inc.(a)	29,870	5,182,445
Ulta Salon Cosmetics & Fragrance, Inc.(a)	225,890	6,932,564

		27,276,378

		94,630,586

Producer Durables – 20.1%
Air Transport – 1.0%
Atlas Air Worldwide Holdings, Inc.(a)	90,910	4,750,957

Back Office Support HR & Consulting – 2.9%
Manpower, Inc.	127,570	6,981,906
Robert Half International, Inc.	239,770	6,500,165

		13,482,071

International Trade & Diversified Logistics – 1.4%
MSC Industrial Direct Co. - Class A	114,100	6,496,854

Machinery: Industrial – 3.1%
Actuant Corp. - Class A	257,940	5,795,912
Joy Global, Inc.	94,440	6,700,518
Middleby Corp.(a)	26,393	1,970,501

		14,466,931

Machinery: Specialty – 1.4%
Bucyrus International, Inc. - Class A	99,060	6,751,930

Machinery: Tools – 1.4%
Lincoln Electric Holdings, Inc.	109,640	6,552,086

Railroads – 1.1%
Genesee & Wyoming, Inc. - Class A(a)	116,250	5,374,237

Scientific Instruments: Control & Filter – 1.2%
IDEX Corp.	155,910	5,625,233

Scientific Instruments: Electrical – 3.3%
AMETEK, Inc.	144,940	7,834,007
Baldor Electric Co.	181,100	7,609,822

		15,443,829

Shipping – 1.0%
Kirby Corp.(a)	108,900	4,681,611

Transportation Miscellaneous – 1.3%
Expeditors International of Washington, Inc.	126,450	6,241,572

Truckers – 1.0%
Knight Transportation, Inc.	260,800	4,660,496

Company	Shares	U.S. $ Value
		$94,527,807

Health Care – 16.4%
Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc.(a)	71,900	4,910,770
Dendreon Corp.(a)	32,700	1,193,550
Human Genome Sciences, Inc.(a)	134,250	3,608,640
Regeneron Pharmaceuticals, Inc.(a)	71,200	1,856,896

		11,569,856

Health Care Management Services – 3.1%
Centene Corp.(a)	187,000	4,173,840
Healthspring, Inc.(a)	141,468	4,129,451
Magellan Health Services, Inc.(a)	128,160	6,151,680

		14,454,971

Health Care Services – 4.0%
Emergency Medical Services Corp.(a)	110,440	6,005,727
HMS Holdings Corp.(a)	103,640	6,229,801
SXC Health Solutions Corp.(a)	164,280	6,400,349

		18,635,877

Medical & Dental Instruments & Supplies – 2.9%
Align Technology, Inc.(a)	238,990	4,070,000
ResMed, Inc.(a)	146,200	4,659,394
Volcano Corp.(a)	201,800	4,927,956

		13,657,350

Medical Equipment – 1.9%
Illumina, Inc.(a)	85,690	4,653,824
Sirona Dental Systems, Inc.(a)	109,270	4,114,015

		8,767,839

Pharmaceuticals – 2.1%
Ironwood Pharmaceuticals, Inc.(a)	148,230	1,658,694
Salix Pharmaceuticals Ltd.(a)	80,980	3,063,473
United Therapeutics Corp.(a)	88,730	5,323,800

		10,045,967

		77,131,860

Financial Services – 7.1%
Asset Management & Custodian – 1.1%
Affiliated Managers Group, Inc.(a)	59,740	5,114,341

Banks: Diversified – 0.8%
Iberiabank Corp.	63,870	3,324,433
Signature Bank(a)	11,000	464,640

		3,789,073

Banks: Savings, Thrift & Mortgage Lending – 0.7%
People’s United Financial, Inc.	276,060	3,398,299

Diversified Financial Services – 3.4%
Greenhill & Co., Inc.	70,600	5,483,502
Lazard Ltd. - Class A	149,120	5,502,528

Company	Shares	U.S. $ Value
Stifel Financial Corp.(a)	107,700	$5,103,903

		16,089,933

Financial Data & Systems – 1.1%
Alliance Data Systems Corp.(a)	80,200	4,869,744

		33,261,390

Energy – 4.9%
Oil Well Equipment & Services – 2.0%
FMC Technologies, Inc.(a)	71,200	5,133,520
Oceaneering International, Inc.(a)	71,070	4,397,101

		9,530,621

Oil: Crude Producers – 2.9%
Concho Resources, Inc.(a)	69,830	4,795,226
Range Resources Corp.	105,010	3,926,324
SM Energy Co.	118,990	4,959,503

		13,681,053

		23,211,674

Materials & Processing – 4.5%
Building Materials – 1.0%
Simpson Manufacturing Co., Inc.	179,100	4,760,478

Chemicals: Diversified – 1.4%
Solutia, Inc.(a)	368,680	6,676,795

Diversified Materials & Processing – 1.2%
Hexcel Corp.(a)	311,170	5,529,491

Metal Fabricating – 0.9%
Valmont Industries, Inc.	51,970	4,097,834

		21,064,598

Consumer Staples – 1.4%
Beverage: Soft Drinks – 1.4%
Green Mountain Coffee Roasters, Inc.(a)	190,860	6,296,471

Total Common Stocks (cost $342,489,295)		460,375,836

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17%(b) (cost $12,201,796)	12,201,796	12,201,796

Total Investments – 100.6% (cost $354,691,091)(c)		472,577,632
Other assets less liabilities – (0.6)%		(2,630,496)

Net Assets – 100.0%		$469,947,136

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of October 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $123,192,848 and gross unrealized depreciation of investments was $(5,306,307), resulting in net unrealized appreciation of $117,886,541.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Small/Mid Cap Growth Fund

October 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$460,375,836	$—	$—	$460,375,836
Short-Term Investments	12,201,796	—	—	12,201,796

Total Investments in Securities	472,577,632	—	—	472,577,632
Other Financial Instruments*	—	—	—	—

Total	$472,577,632	$—	$—	$472,577,632

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid Cap Growth Fund, Inc.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: December 22, 2010

By:	/S/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 22, 2010